Note 52	12 Months Ended
Dec. 31, 2025
Auditor's remuneration [abstract]
Disclosure of auditors' remuneration [text block]	Accountant fees and services
The details of the fees for the services contracted by entities of the BBVA Group for the year ended December 31, 2025, with their respective auditors and other audit entities are as follows:

FEES FOR AUDITS CONDUCTED AND OTHER RELATED SERVICES (1) (MILLIONS OF EUROS)

	2025	2024	2023
Audits of the companies audited by firms belonging to the EY worldwide organization and other reports related with the audit (2)	33.0	32.8	28.5
Other reports required pursuant to applicable legislation and tax regulations issued by the national supervisory bodies of the countries in which the Group operates, reviewed by firms belonging to the EY worldwide organization	1.6	1.5	1.4
Fees for audits conducted by other firms	0.1	0.1	0.1
(1) Regardless of the billed year.
(2) Including fees pertaining to annual audits and other financial statements (€26.7 million as of December 31, 2025).

In the year ended December 31, 2025, certain entities in the BBVA Group contracted other services (other than audits) as follows:

OTHER SERVICES RENDERED (MILLIONS OF EUROS)

	2025	2024	2023
Firms belonging to the EY worldwide organization	0.2	0.2	0.2
This total of contracted services includes the detail of the services provided by Ernst & Young, S.L. to BBVA, S.A. or its controlled companies at the date of preparation of these consolidated financial statements as follows:

FEES FOR AUDITS CONDUCTED (1) (MILLIONS OF EUROS)

	2025	2024	2023
Legal audit of BBVA,S.A. or its companies under control	8.8	8.5	7.9
Other audit services of BBVA, S.A. or its companies under control	5.8	5.6	5.4
Limited Review of BBVA, S.A. or its companies under control	2.0	2.0	1.9
Reports related to issuances	0.9	1.2	1.0
Assurance services and other required by the regulator	1.2	1.2	0.8
Other	0.1	—	—
(1) Services provided by Ernst & Young, S.L. to companies located in Spain, to the branch of BBVA in New York, the branch of BBVA in London and the branch of BBVA in Frankfurt.
Audit fees disclosed in this Note are presented under local purposes and do not correspond to SEC definitions. The services provided by the auditors meet the independence requirements of the external auditor established under Audit of Accounts Law (Law 22/2015) and under the Sarbanes-Oxley Act of 2002 adopted by the SEC.